REDEMPTION SETTLEMENT ASSETS	12 Months Ended
Dec. 31, 2018
REDEMPTION SETTLEMENT ASSETS
REDEMPTION SETTLEMENT ASSETS

8. REDEMPTION SETTLEMENT ASSETS

Redemption settlement assets consist of restricted cash and securities available-for-sale and are designated for settling redemptions by collectors of the AIR MILES Reward Program in Canada under certain contractual relationships with sponsors of the AIR MILES Reward Program. The principal components of redemption settlement assets, which are carried at fair value, are as follows:

	December 31, 2018				December 31, 2017
	Amortized	Unrealized	Unrealized		Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
	(In millions)
Restricted cash	$43.9	$—	$—	$43.9	$74.3	$—	$—	$74.3
Mutual funds	23.2	—	—	23.2	27.3	—	(1.3)	26.0
Corporate bonds	497.5	0.1	(6.1)	491.5	495.0	—	(5.8)	489.2
Total	$564.6	$0.1	$(6.1)	$558.6	$596.6	$—	$(7.1)	$589.5

The following tables show the unrealized losses and fair value for those investments that were in an unrealized loss position as of December 31, 2018 and 2017, respectively, aggregated by investment category and the length of time that individual securities have been in a continuous loss position:

	December 31, 2018
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Corporate bonds	$31.2	$(0.1)	$414.4	$(6.0)	$445.6	$(6.1)
Total	$31.2	$(0.1)	$414.4	$(6.0)	$445.6	$(6.1)

	December 31, 2017
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Mutual funds	$26.0	$(1.3)	$—	$—	$26.0	$(1.3)
Corporate bonds	328.0	(3.7)	161.2	(2.1)	489.2	(5.8)
Total	$354.0	$(5.0)	$161.2	$(2.1)	$515.2	$(7.1)

The amortized cost and estimated fair value of the securities at December 31, 2018 by contractual maturity are as follows:

	Amortized	Estimated
	Cost	Fair Value
	(In millions)
Due in one year or less	$118.4	$117.9
Due after one year through five years	402.3	396.8
Total	$520.7	$514.7

Market values were determined for each individual security in the investment portfolio. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the security’s issuer, and the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company typically invests in highly-rated securities with low probabilities of default and has the intent and ability to hold the investments until maturity. As of December 31, 2018, the Company does not consider the investments to be other-than-temporarily impaired.

For the years ended December 31, 2018 and 2017, realized gains and losses from the sale of investment securities were de minimis. There were no realized gains or losses from the sale of investment securities for the year ended December 31, 2016.